Financial Risk Management - Summary of Credit Risk Rating for Trade and Other Receivables at Geographical Regions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.10%	0.20%
Trade and Other Receivables	$ 496,713	$ 363,374
A
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.02%	0.05%
Trade and Other Receivables	$ 24,896	$ 42,618
AA
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.01%	0.03%
Trade and Other Receivables	$ 935	$ 392
AAA
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.00%	0.00%
Trade and Other Receivables	$ 14,846	$ 7,319
B
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.05%	0.13%
Trade and Other Receivables	$ 32,167	$ 24,345
BB
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.04%	0.10%
Trade and Other Receivables	$ 182,475	$ 172,833
BBB
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.03%	0.08%
Trade and Other Receivables	$ 161,433	$ 89,047
C
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.08%	0.21%
Trade and Other Receivables	$ 2,072	$ 279
CC
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.07%	0.18%
Trade and Other Receivables	$ 64,920	$ 11,251
CCC
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.06%	0.16%
Trade and Other Receivables	$ 12,969	$ 15,290